Fair Value Measurement (Reconciliation of Recurring Unobservable Inputs) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ 10	$ 2,585	$ 4,313
Additions to Level 3		0	9,196
Gains for the period		(5)	(2,508)
Additions to Level 3	0	(2,570)	(8,416)
Balance	10	10	2,585
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	0
Gains for the period		(5)	$ (2,508)
Perk warrants	1,023
Unrealized (gains) losses for the period included in other income (expense), net	(68)
Balance	$ 1,091	$ 0